ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN (Details)														3 Months Ended					12 Months Ended
	May 10, 2024 USD ($)	Apr. 13, 2024 USD ($)	Apr. 11, 2024 USD ($)	Mar. 11, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 11, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 06, 2023 USD ($) item $ / shares shares	Aug. 11, 2023 USD ($)	Jun. 11, 2023 item $ / shares	May 09, 2023 USD ($)	May 13, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) item $ / shares shares	Nov. 13, 2023	Nov. 13, 2023	Aug. 13, 2023	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of initial businesses combination minimum | item														1					1
Maximum number of times that the period to consummate the initial business combination can be extended | item									6		6
Term by which the period to consummate initial business combination shall be extended each time									1 month		1 month
Maximum payment to be made by ConnectM for each monthly extension									$ 414,000
Aggregate payment to be made by ConnectM for all monthly extensions									$ 2,484,000
Number of monthly extensions available to consummate initial business combination | item									6
Maximum payment for each then-outstanding share of Common Stock to be made by ConnectM for each monthly extension | $ / shares									$ 0.045		$ 0.045
Amount held in trust account														$ 80,714,142					$ 78,702,824	$ 94,209,804
Common stock, par value (in dollars per share) | $ / shares														$ 0.0001					$ 0.0001
Exercise price of warrant (in dollars per share) | $ / shares														$ 1.00					$ 1.00
Aggregate purchase price																			$ 0	3,040,000
Transaction costs														$ 8,698,910					8,698,910
Underwriting fees														920,000					920,000
Deferred underwriting commissions payable to underwriter														3,680,000					3,680,000
Estimated fair value of representative share														622,882					622,882
Fair value of transferred units													$ 2,508,632	2,508,632					2,508,632
Other offering costs														967,396					967,396
Cash														3,696					5,947	5,938
Shares subject to possible redemption, transaction costs														8,139,659					8,139,659
Investment of cash into Trust Account														$ 977,147					$ 2,491,431	92,920,000
Investments maximum maturity term													185 days
Threshold minimum aggregate fair market value of asset held in trust account (in percent)														80.00%					80.00%
Ownership interest to be acquired on post-transaction company														50.00%					50.00%
Minimum net tangible asset up on consummation of business combination														$ 5,000,001					$ 5,000,001
Redemption limitation									$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company														15.00%					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)														100.00%					100.00%
Current extension period	1 month		1 month	1 month	1 month	1 month	1 month	1 month	1 month		1 month
Additional extension payment by connect	$ 315,416	$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715	$ 325,715
Threshold period to complete business combination														24 months					24 months
Extended period to consummate initial business combination															3 months	3 months	3 months
First Extension Payment												$ 920,000
Deferred credit recognized for First Extension Payment										$ 920,000
Deferred credit - term extension fee funded by acquisition target company												$ 920,000		$ 3,468,578					$ 2,491,431
Second Extension Payment										920,000
Deferred credit recognized for Second Extension Payment										$ 920,000
Maximum amount of interest and dividends earned in trust account														100,000					100,000
Redemption of investments in Trust Account for franchise taxes														1,588,710					1,588,710	0
Outstanding working capital loan																			739,457
Working Capital Loans received from ConnectM														0					445,000	0
Withdrew dividend and interest income earned from Trust Account														0				$ 200,000	$ 1,588,710	$ 0
Sponsor | Working capital loans
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Outstanding working capital loan														$ 1,119,457
Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares														$ 0.0001					$ 0.0001	$ 0.0001
Purchase of shares | shares													138,000
Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares									1,961,875
Amount removed from Trust Account for redemption									$ 20,961,169
Redemption price per share | $ / shares									$ 10.68
Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares														1					1
Exercise price of warrant (in dollars per share) | $ / shares														$ 11.50					$ 11.50
Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Warrants, transaction costs														$ 152,515					$ 152,515	$ 152,515
Warrant Rights
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of common shares unit | shares													0.1
Warrants, transaction costs														$ 406,736					$ 406,736
Initial public offering
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares													9,200,000
Number of common shares unit | shares													0.10
Purchase price (in dollars per share) | $ / shares													$ 10.00
Proceeds from issuance initial public offering													$ 92,000,000
Estimated fair value of representative share													622,882
Cash													$ 923,563
Share price per unit | $ / shares													$ 10.10
Investment of cash into Trust Account													$ 92,920,000
Extension price per unit | $ / shares																			$ 414,000
Initial public offering | Anchor investor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Purchase price (in dollars per share) | $ / shares													$ 10.00
Number of shares issued | shares													600,000
Share price per unit | $ / shares													$ 0.009
Purchase of shares | shares													9,108,000
Initial public offering | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares in a unit | shares													1
Common stock, par value (in dollars per share) | $ / shares													$ 0.0001
Initial public offering | Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Exercise price of warrant (in dollars per share) | $ / shares													$ 11.50
Initial public offering | Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares													1
Number of shares issuable per warrant | shares													1
Initial public offering | Public Warrants
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of warrants in a unit | shares													1
Initial public offering | Public Warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares													1
Exercise price of warrant (in dollars per share) | $ / shares													$ 11.50
Private Placement | Private placement warrants | Sponsor
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Sale of Private Placement Warrants (in shares) | shares													3,040,000
Price of warrant (in dollars per share) | $ / shares													$ 1.00
Aggregate purchase price													$ 3,040,000
Private Placement | Private placement warrants | Class A common stock
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares issuable per warrant | shares													1
Over-allotment option
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of units sold | shares													1,200,000